Equity (Tables)	3 Months Ended
Mar. 31, 2020
Equity [Abstract]
Schedule of Share-based Compensation Expense

Stock-based compensation expenses for equity-classified stock options, restricted share units (“RSUs”) and performance stock units ("PSUs") were allocated as follows:

	Three Months Ended March 31,
	2020	2019
	U.S. $ in thousands
Cost of sales	$402	$354
Research and development, net	$1,556	759
Selling, general and administrative	$2,949	3,116
Total stock-based compensation expenses	$4,907	$4,229

Summary of Stock Options Activity

A summary of the Company’s stock option activity for the three months ended March 31, 2020 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2020	1,961,532	$31.16
Granted	300,000	16.41
Forfeited	(49,371)	32.64
Options outstanding as of March 31, 2020	2,212,161	$29.13
Options exercisable as of March 31, 2020	1,625,889	$33.04

Summary of RSUs and PSUs activity

A summary of the Company’s RSUs and PSUs activity for the three months ended March 31, 2020 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2020	2,362,991	$24.10
Granted	1,176,436	18.17
Vested	(361,118)	25.97
Forfeited	(127,520)	21.68
Unvested as of March 31, 2020	3,050,789	$21.69

Schedule of Accumulated other comprehensive income (loss)

The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the three months ended March 31, 2020 and 2019, respectively:

	Three months ended March 31, 2020
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2020	$(10)	$(7,706)	$(7,716)
Other comprehensive income (loss) before reclassifications	849	(1,954)	(1,105)
Amounts reclassified from accumulated other comprehensive loss	(27)	-	(27)
Other comprehensive income (loss)	822	(1,954)	(1,132)
Balance as of March 31, 2020	$812	$(9,660)	$(8,848)

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STRATASYS LTD.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (UNAUDITED)

	Three months ended March 31, 2019
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2019	$(627)	$(7,126)	$(7,753)
Other comprehensive income (loss) before reclassifications	1,011	(427)	584
Amounts reclassified from accumulated other comprehensive loss	(16)	-	(16)
Other comprehensive income (loss)	995	(427)	568
Balance as of March 31, 2019	$368	$(7,553)	$(7,185)